Deposit for acquisition	12 Months Ended
Mar. 31, 2020
Notes to Financial Statements
Deposit for acquisition

Note 8 — Deposit for acquisition

Deposit for acquisition of $446,192 as of March 31, 2020 represented the amount paid for the proposed acquisition of Dandong Bao Feng Seedling Technology Co. Limited, that is a related party transaction. Details of this acquisition are disclosed in Note 14.